INVESTMENTS IN SUBSIDIARIES - Summary of Income Statement Items Before Intercompany Eliminations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Attributable to non-controlling interests
Revenue	$ 7,147	$ 9,111	$ 9,483
Subsidiaries with material non-controlling interests
Attributable to non-controlling interests
Revenue	5,076	6,044	6,157
Net income (loss)	634	153	346
Total comprehensive income (loss)	755	77	763
Distributions	402	634	1,593
Attributable to owners of the partnership
Net (loss) income	(914)	(335)	(1,120)
Total comprehensive (loss) income	(726)	(567)	(493)
Subsidiaries with material non-controlling interests | Corporate Holding Entities
Attributable to non-controlling interests
Revenue	142	307	353
Net income (loss)	149	137	86
Total comprehensive income (loss)	147	148	89
Distributions	32	21	49
Attributable to owners of the partnership
Net (loss) income	(713)	1,015	(275)
Total comprehensive (loss) income	(729)	1,025	(237)
Subsidiaries with material non-controlling interests | BPO
Attributable to non-controlling interests
Revenue	1,850	1,993	1,989
Net income (loss)	147	101	(21)
Total comprehensive income (loss)	150	85	(22)
Distributions	43	20	11
Attributable to owners of the partnership
Net (loss) income	(632)	(958)	(1,162)
Total comprehensive (loss) income	(473)	(1,172)	(1,099)
Subsidiaries with material non-controlling interests | U.K Student Housing
Attributable to non-controlling interests
Revenue			0
Net income (loss)			4
Total comprehensive income (loss)			3
Distributions			876
Attributable to owners of the partnership
Net (loss) income			1
Total comprehensive (loss) income			0
Subsidiaries with material non-controlling interests | U.S. Retail
Attributable to non-controlling interests
Revenue	1,490	1,547	1,559
Net income (loss)	107	68	7
Total comprehensive income (loss)	107	67	4
Distributions	29	12	6
Attributable to owners of the partnership
Net (loss) income	401	460	234
Total comprehensive (loss) income	402	448	205
Subsidiaries with material non-controlling interests | U.S. Manufactured Housing
Attributable to non-controlling interests
Revenue	185	257	296
Net income (loss)	122	(93)	84
Total comprehensive income (loss)	125	(98)	84
Distributions	235	0	41
Attributable to owners of the partnership
Net (loss) income	10	(37)	30
Total comprehensive (loss) income	11	(38)	30
Subsidiaries with material non-controlling interests | U.S. Multifamily
Attributable to non-controlling interests
Revenue	229	100
Net income (loss)	80	19
Total comprehensive income (loss)	80	19
Distributions	0	0
Attributable to owners of the partnership
Net (loss) income	13	1
Total comprehensive (loss) income	13	1
Subsidiaries with material non-controlling interests | Korea Mixed-use
Attributable to non-controlling interests
Revenue	181	228	248
Net income (loss)	27	(41)	139
Total comprehensive income (loss)	43	(136)	121
Distributions	4	215	0
Attributable to owners of the partnership
Net (loss) income	7	(12)	40
Total comprehensive (loss) income	12	(39)	17
Subsidiaries with material non-controlling interests | U.K and Ireland Short Stay
Attributable to non-controlling interests
Revenue	999	922	863
Net income (loss)	2	39	53
Total comprehensive income (loss)	103	69	203
Distributions	59	357	599
Attributable to owners of the partnership
Net (loss) income	0	14	20
Total comprehensive (loss) income	38	26	227
Subsidiaries with material non-controlling interests | U.S. Hospitality
Attributable to non-controlling interests
Revenue	0	625	799
Net income (loss)	0	(82)	(159)
Total comprehensive income (loss)	0	(81)	128
Distributions	0	0	0
Attributable to owners of the partnership
Net (loss) income	0	(305)	(49)
Total comprehensive (loss) income	0	(305)	323
Subsidiaries with material non-controlling interests | U.S. Logistics
Attributable to non-controlling interests
Revenue	0	65	50
Net income (loss)	0	5	153
Total comprehensive income (loss)	0	4	153
Distributions	0	9	11
Attributable to owners of the partnership
Net (loss) income	0	(513)	41
Total comprehensive (loss) income	$ 0	$ (513)	$ 41